Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liability [Line Items]
Current lease liabilities	$ 187,442
Non-current lease liabilities	208,679
Total lease liability	396,121		$ 135,337
2025 [Member]
Schedule of Lease Liability [Line Items]
Current lease liabilities	$ 187,442
2025 [Member] | Minimum [Member]
Schedule of Lease Liability [Line Items]
Current Incremental borrowing rate	0.83%
2025 [Member] | Maximum [Member]
Schedule of Lease Liability [Line Items]
Current Incremental borrowing rate	5.45%
2035 [Member]
Schedule of Lease Liability [Line Items]
Non-current lease liabilities	$ 208,679
2035 [Member] | Minimum [Member]
Schedule of Lease Liability [Line Items]
Non-current Incremental borrowing rate	0.83%
2035 [Member] | Maximum [Member]
Schedule of Lease Liability [Line Items]
Non-current Incremental borrowing rate	5.45%